Organization and Principal Activities (Details) - Schedule of Consolidated Financial Statements	12 Months Ended
Jun. 30, 2023
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 03, 2020
Place of incorporation	Cayman Islands
Percentage of ownership	100%
Principal activities	Parent Holding
Pop HK [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 20, 2020
Place of incorporation	Hong Kong
Percentage of ownership	100%
Principal activities	Investment holding
WFOE [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Mar. 13, 2020
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	WFOE, consultancy and information technology support
Pop Culture Global Operations Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Dec. 03, 2021
Place of incorporation	California
Percentage of ownership	100%
Principal activities	Overseas hip-hop resource integration and business development
Xiamen Pop Investment Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 25, 2022
Place of incorporation	PRC
Percentage of ownership	60% owned by Heliheng; 40% owned by the VIE
Principal activities	Cross-border funds management
Fujian Pupu Shuzhi Sports Industry Development Co., Ltd. (“Shuzhi Sports”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 21, 2022
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	Holding sports performance activities
Pop Culture [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Mar. 29, 2007
Place of incorporation	PRC
Percentage of ownership	VIE
Principal activities	Event planning, execution, and hosting
Pupu Sibo [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Mar. 30, 2017
Place of incorporation	PRC
Percentage of ownership	100% owned by VIE
Principal activities	Event planning and execution
Pop Network [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jun. 06, 2017
Place of incorporation	PRC
Percentage of ownership	100% owned by VIE
Principal activities	Marketing
Guangzhou Shuzhi [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Dec. 19, 2018
Place of incorporation	PRC
Percentage of ownership	100% owned by VIE
Principal activities	Event planning and execution
Shenzhen Pop [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 17, 2020
Place of incorporation	PRC
Percentage of ownership	100% owned by VIE
Principal activities	Event planning and execution
Xiamen Pop Sikai Interactive Technology Co., Ltd (“Pop Sikai”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Aug. 18, 2020
Place of incorporation	PRC
Percentage of ownership	51% owned by VIE
Principal activities	Event planning and execution
Pupu Digital [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jun. 20, 2022
Place of incorporation	PRC
Percentage of ownership	100% owned by the VIE
Principal activities	Cultural technology
Hualiu Digital [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Apr. 14, 2022
Place of incorporation	PRC
Percentage of ownership	100% owned by the VIE
Principal activities	Acting broker and self-branding development
Zhongpu Shuyuan (Xiamen) Digital Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Mar. 30, 2022
Place of incorporation	PRC
Percentage of ownership	51% owned by the VIE
Principal activities	Digital collection and Metaverse
Xiamen Qiqin Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Apr. 12, 2022
Place of incorporation	PRC
Percentage of ownership	51% owned by the VIE
Principal activities	IPC License
Shenzhen Jam Box Technology Co., Ltd. (“Shenzhen Jam box”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Nov. 18, 2021
Place of incorporation	PRC
Percentage of ownership	56% owned by the VIE
Principal activities	Event planning and execution
Xiamen Pop Shuzhi Culture Communication Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 16, 2022
Place of incorporation	PRC
Percentage of ownership	100% owned by the VIE
Principal activities	Online and offline advertising marketing and exhibitions
Fujian Shuzhi Fuxin Exhibition Co., Ltd. (“Fujian Shuzhi”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 18, 2022
Place of incorporation	PRC
Percentage of ownership	51% owned by the VIE
Principal activities	Online and offline advertising marketing and exhibitions